Wireless Device Installment Plans (Tables)	12 Months Ended
Dec. 31, 2015
Device Installment Plan Receivables

The following table displays device installment plan receivables, net, that continue to be recognized in our consolidated balance sheets:

	(dollars in millions)

At December 31,	2015	2014

Device installment plan receivables, gross	$3,720	$3,833
Unamortized imputed interest	(142)	(155)

Device installment plan receivables, net of unamortized imputed interest	3,578	3,678
Allowance for credit losses	(444)	(76)

Device installment plan receivables, net	$3,134	$3,602

Classified on our consolidated balance sheets:
Accounts receivable, net	$1,979	$2,470
Other assets	1,155	1,132

Device installment plan receivables, net	$3,134	$3,602

Activity in Allowance for Credit Losses for Device Installment Plan Receivables

Activity in the allowance for credit losses for the device installment plan receivables was as follows:

(dollars in millions)

Balance at January 1, 2015	$76
Bad debt expenses	662
Write-offs	(203)
Allowance related to receivables sold	(101)
Other	10

Balance at December 31, 2015	$444

Summary of Device Installment Receivables Sold under RPA and Revolving Program

The following table provides a summary of device installment receivables sold under the RPA and the Revolving Program during the year ended December 31, 2015:

(dollars in millions)	RPA	Revolving Program	Total

Device installment plan receivables sold, net (1)	$6,093	$3,270	$9,363
Cash proceeds received (2)	4,502	2,738	7,240
Deferred purchase price recorded	1,690	532	2,222

(1) Device installment plan receivables net of allowances, imputed interest and the device trade-in right.

(2) As of December 31, 2015, cash proceeds received, net of remittances, were $5.9 billion.